Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s executive compensation philosophy, including how it incorporates and aligns with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	GAAP Net Income/(Loss) ($ millions)(5)	Pre-Provision Net Revenue (PPNR) ($ millions)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	4,823,478	9,866,259	2,508,559	3,773,321	179.36	167.68	135.7	368.3
2024	8,914,714	18,979,296	2,145,153	3,339,744	153.31	130.19	51.3	243.3
2023	4,560,821	2,710,871	1,815,053	1,350,393	82.77	98.07	38.9	298.2
2022	4,919,050	(14,595,137)	2,796,390	(3,135,491)	83.33	103.00	289.7	420.4
2021	6,938,099	22,811,912	2,922,623	9,069,589	228.98	135.04	18.6	157.2

1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Sanborn (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. See “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

2)
The dollar amounts reported in column (c) and column (e) represent the: (i) amount of “compensation actually paid” to Mr. Sanborn, our Principal Executive Officer (“PEO”) calculated in accordance with Item 402(v) of Regulation S-K, or (ii) average “compensation actually paid” to the Company’s named executive officers (“NEOs”) as a group, excluding our PEO, calculated in accordance with Item 402(v) of Regulation S-K. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Andrew LaBenne, Annie Armstrong, Jordan Cheng and Steven Mattics, (ii) for 2024, Andrew LaBenne, Annie Armstrong, Jordan Cheng and Ronnie Momen, (iii) for 2023, Andrew LaBenne, Annie Armstrong, Jordan Cheng, Ronnie Momen and Brandon Pace, (iv) for 2022, Andrew LaBenne, Annie Armstrong, Ronnie Momen, Brandon Pace and Thomas Casey, and (v) for 2021, Thomas Casey, Valerie Kay, Ronnie Momen and Brandon Pace. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Year	PEO or Average of Non-PEO NEOs	Reported Summary Compensation Table Total ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefits Adjustments ($)	Compensation Actually Paid ($)
2025	PEO	4,823,478	(2,690,865)	7,733,646	—	—	9,866,259
	Average of Non-PEO NEOs	2,508,559	(1,480,569)	2,745,331	—	—	3,773,321
2024	PEO	8,914,714	(7,160,499)	17,225,081	—	—	18,979,296
	Average of Non-PEO NEOs	2,145,153	(1,407,557)	2,602,148	—	—	3,339,744
2023	PEO	4,560,821	(3,430,801)	1,580,851	—	—	2,710,871
	Average of Non-PEO NEOs	1,815,053	(1,180,779)	716,119	—	—	1,350,393
2022	PEO	4,919,050	(3,472,723)	(16,041,463)	—	—	(14,595,137)
	Average of Non-PEO NEOs	2,796,390	(2,043,476)	(3,888,405)	—	—	(3,135,491)
2021	PEO	6,938,099	(5,805,143)	21,678,956	—	—	22,811,912
	Average of Non-PEO NEOs	2,922,623	(2,179,648)	8,326,614	—	—	9,069,589

a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	PEO or Average of Non-PEO NEOs	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	PEO	4,367,556	3,312,950	345,684	(292,544)	—	—	7,733,646
	Average of Non-PEO NEOs	2,400,752	340,788	172,075	(168,284)	—	—	2,745,331
2024	PEO	13,503,794	2,973,980	500,781	246,526	—	—	17,225,081
	Average of Non-PEO NEOs	1,607,799	584,190	283,443	126,716	—	—	2,602,148
2023	PEO	3,010,664	(1,846,188)	307,697	108,678	—	—	1,580,851
	Average of Non-PEO NEOs	837,737	(200,261)	177,825	(99,182)	—	—	716,119
2022	PEO	1,591,858	(12,537,845)	307,494	(5,402,970)	—	—	(16,041,463)
	Average of Non-PEO NEOs	999,347	(3,393,486)	204,083	(1,698,349)	—	—	(3,888,405)
2021	PEO	7,266,661	11,274,035	952,986	2,185,274	—	—	21,678,956
	Average of Non-PEO NEOs	3,001,312	3,410,557	679,442	1,235,303	—	—	8,326,614

3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group, excluding our PEO, in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Andrew LaBenne, Annie Armstrong, Jordan Cheng and Steven Mattics, (ii) for 2024, Andrew LaBenne, Annie Armstrong, Jordan Cheng and Ronnie Momen, (iii) for 2023, Andrew LaBenne, Annie Armstrong, Jordan Cheng, Ronnie Momen and Brandon Pace, (iv) for 2022, Andrew LaBenne, Annie Armstrong, Ronnie Momen, Brandon Pace and Thomas Casey, and (v) for 2021, Thomas Casey, Valerie Kay, Ronnie Momen and Brandon Pace.

4)
TSR is cumulative (assuming $100 was invested on December 31, 2020) for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the following published industry index: KBW Nasdaq Bank Index.

5)
The dollar amounts reported represent the amount of “GAAP Net Income (Loss)” or “PPNR,” as applicable, reported in the Company’s financial reports on Form 10-K. PPNR is a non-GAAP financial measure. See Exhibit A of this Proxy Statement for more information on our use of non-GAAP financial measures and a reconciliation of PPNR to the nearest GAAP measure.

Company Selected Measure Name	PPNR
Named Executive Officers, Footnote
1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Sanborn (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. See “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group, excluding our PEO, in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Andrew LaBenne, Annie Armstrong, Jordan Cheng and Steven Mattics, (ii) for 2024, Andrew LaBenne, Annie Armstrong, Jordan Cheng and Ronnie Momen, (iii) for 2023, Andrew LaBenne, Annie Armstrong, Jordan Cheng, Ronnie Momen and Brandon Pace, (iv) for 2022, Andrew LaBenne, Annie Armstrong, Ronnie Momen, Brandon Pace and Thomas Casey, and (v) for 2021, Thomas Casey, Valerie Kay, Ronnie Momen and Brandon Pace.

Peer Group Issuers, Footnote
4)
TSR is cumulative (assuming $100 was invested on December 31, 2020) for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the following published industry index: KBW Nasdaq Bank Index.

PEO Total Compensation Amount	$ 4,823,478	$ 8,914,714	$ 4,560,821	$ 4,919,050	$ 6,938,099
PEO Actually Paid Compensation Amount	$ 9,866,259	18,979,296	2,710,871	(14,595,137)	22,811,912
Adjustment To PEO Compensation, Footnote
2)
The dollar amounts reported in column (c) and column (e) represent the: (i) amount of “compensation actually paid” to Mr. Sanborn, our Principal Executive Officer (“PEO”) calculated in accordance with Item 402(v) of Regulation S-K, or (ii) average “compensation actually paid” to the Company’s named executive officers (“NEOs”) as a group, excluding our PEO, calculated in accordance with Item 402(v) of Regulation S-K. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Andrew LaBenne, Annie Armstrong, Jordan Cheng and Steven Mattics, (ii) for 2024, Andrew LaBenne, Annie Armstrong, Jordan Cheng and Ronnie Momen, (iii) for 2023, Andrew LaBenne, Annie Armstrong, Jordan Cheng, Ronnie Momen and Brandon Pace, (iv) for 2022, Andrew LaBenne, Annie Armstrong, Ronnie Momen, Brandon Pace and Thomas Casey, and (v) for 2021, Thomas Casey, Valerie Kay, Ronnie Momen and Brandon Pace. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Year	PEO or Average of Non-PEO NEOs	Reported Summary Compensation Table Total ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefits Adjustments ($)	Compensation Actually Paid ($)
2025	PEO	4,823,478	(2,690,865)	7,733,646	—	—	9,866,259
	Average of Non-PEO NEOs	2,508,559	(1,480,569)	2,745,331	—	—	3,773,321
2024	PEO	8,914,714	(7,160,499)	17,225,081	—	—	18,979,296
	Average of Non-PEO NEOs	2,145,153	(1,407,557)	2,602,148	—	—	3,339,744
2023	PEO	4,560,821	(3,430,801)	1,580,851	—	—	2,710,871
	Average of Non-PEO NEOs	1,815,053	(1,180,779)	716,119	—	—	1,350,393
2022	PEO	4,919,050	(3,472,723)	(16,041,463)	—	—	(14,595,137)
	Average of Non-PEO NEOs	2,796,390	(2,043,476)	(3,888,405)	—	—	(3,135,491)
2021	PEO	6,938,099	(5,805,143)	21,678,956	—	—	22,811,912
	Average of Non-PEO NEOs	2,922,623	(2,179,648)	8,326,614	—	—	9,069,589

a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	PEO or Average of Non-PEO NEOs	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	PEO	4,367,556	3,312,950	345,684	(292,544)	—	—	7,733,646
	Average of Non-PEO NEOs	2,400,752	340,788	172,075	(168,284)	—	—	2,745,331
2024	PEO	13,503,794	2,973,980	500,781	246,526	—	—	17,225,081
	Average of Non-PEO NEOs	1,607,799	584,190	283,443	126,716	—	—	2,602,148
2023	PEO	3,010,664	(1,846,188)	307,697	108,678	—	—	1,580,851
	Average of Non-PEO NEOs	837,737	(200,261)	177,825	(99,182)	—	—	716,119
2022	PEO	1,591,858	(12,537,845)	307,494	(5,402,970)	—	—	(16,041,463)
	Average of Non-PEO NEOs	999,347	(3,393,486)	204,083	(1,698,349)	—	—	(3,888,405)
2021	PEO	7,266,661	11,274,035	952,986	2,185,274	—	—	21,678,956
	Average of Non-PEO NEOs	3,001,312	3,410,557	679,442	1,235,303	—	—	8,326,614

Non-PEO NEO Average Total Compensation Amount	$ 2,508,559	2,145,153	1,815,053	2,796,390	2,922,623
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,773,321	3,339,744	1,350,393	(3,135,491)	9,069,589
Adjustment to Non-PEO NEO Compensation Footnote
2)
The dollar amounts reported in column (c) and column (e) represent the: (i) amount of “compensation actually paid” to Mr. Sanborn, our Principal Executive Officer (“PEO”) calculated in accordance with Item 402(v) of Regulation S-K, or (ii) average “compensation actually paid” to the Company’s named executive officers (“NEOs”) as a group, excluding our PEO, calculated in accordance with Item 402(v) of Regulation S-K. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Andrew LaBenne, Annie Armstrong, Jordan Cheng and Steven Mattics, (ii) for 2024, Andrew LaBenne, Annie Armstrong, Jordan Cheng and Ronnie Momen, (iii) for 2023, Andrew LaBenne, Annie Armstrong, Jordan Cheng, Ronnie Momen and Brandon Pace, (iv) for 2022, Andrew LaBenne, Annie Armstrong, Ronnie Momen, Brandon Pace and Thomas Casey, and (v) for 2021, Thomas Casey, Valerie Kay, Ronnie Momen and Brandon Pace. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Year	PEO or Average of Non-PEO NEOs	Reported Summary Compensation Table Total ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefits Adjustments ($)	Compensation Actually Paid ($)
2025	PEO	4,823,478	(2,690,865)	7,733,646	—	—	9,866,259
	Average of Non-PEO NEOs	2,508,559	(1,480,569)	2,745,331	—	—	3,773,321
2024	PEO	8,914,714	(7,160,499)	17,225,081	—	—	18,979,296
	Average of Non-PEO NEOs	2,145,153	(1,407,557)	2,602,148	—	—	3,339,744
2023	PEO	4,560,821	(3,430,801)	1,580,851	—	—	2,710,871
	Average of Non-PEO NEOs	1,815,053	(1,180,779)	716,119	—	—	1,350,393
2022	PEO	4,919,050	(3,472,723)	(16,041,463)	—	—	(14,595,137)
	Average of Non-PEO NEOs	2,796,390	(2,043,476)	(3,888,405)	—	—	(3,135,491)
2021	PEO	6,938,099	(5,805,143)	21,678,956	—	—	22,811,912
	Average of Non-PEO NEOs	2,922,623	(2,179,648)	8,326,614	—	—	9,069,589

a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	PEO or Average of Non-PEO NEOs	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	PEO	4,367,556	3,312,950	345,684	(292,544)	—	—	7,733,646
	Average of Non-PEO NEOs	2,400,752	340,788	172,075	(168,284)	—	—	2,745,331
2024	PEO	13,503,794	2,973,980	500,781	246,526	—	—	17,225,081
	Average of Non-PEO NEOs	1,607,799	584,190	283,443	126,716	—	—	2,602,148
2023	PEO	3,010,664	(1,846,188)	307,697	108,678	—	—	1,580,851
	Average of Non-PEO NEOs	837,737	(200,261)	177,825	(99,182)	—	—	716,119
2022	PEO	1,591,858	(12,537,845)	307,494	(5,402,970)	—	—	(16,041,463)
	Average of Non-PEO NEOs	999,347	(3,393,486)	204,083	(1,698,349)	—	—	(3,888,405)
2021	PEO	7,266,661	11,274,035	952,986	2,185,274	—	—	21,678,956
	Average of Non-PEO NEOs	3,001,312	3,410,557	679,442	1,235,303	—	—	8,326,614

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. GAAP Net Income (Loss) and PPNR
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. GAAP Net Income (Loss) and PPNR
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. TSR
Tabular List, Table
Financial Performance Measures
We believe the below unranked list represents the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year. PPNR and GAAP Net Income were two measures in our 2025 annual cash bonus program. Relative TSR and Adjusted Net Income are the performance metrics used in our 2025 PBRSUs.
■	PPNR
■	GAAP Net Income
■	Relative TSR (see the section entitled “2025 Long-Term Awards – Refresh Performance-Based Restricted Stock Units” on page 30 for additional information on our relative TSR based PBRSU program)

Total Shareholder Return Amount	$ 179.36	153.31	82.77	83.33	228.98
Peer Group Total Shareholder Return Amount	167.68	130.19	98.07	103	135.04
Net Income (Loss)	$ 135,700,000	$ 51,300,000	$ 38,900,000	$ 289,700,000	$ 18,600,000
Company Selected Measure Amount	368,300,000	243,300,000	298,200,000	420,400,000	157,200,000
PEO Name	Mr. Sanborn	Mr. Sanborn	Mr. Sanborn	Mr. Sanborn	Mr. Sanborn
Equity Awards Adjustments, Footnote
b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	PEO or Average of Non-PEO NEOs	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	PEO	4,367,556	3,312,950	345,684	(292,544)	—	—	7,733,646
	Average of Non-PEO NEOs	2,400,752	340,788	172,075	(168,284)	—	—	2,745,331
2024	PEO	13,503,794	2,973,980	500,781	246,526	—	—	17,225,081
	Average of Non-PEO NEOs	1,607,799	584,190	283,443	126,716	—	—	2,602,148
2023	PEO	3,010,664	(1,846,188)	307,697	108,678	—	—	1,580,851
	Average of Non-PEO NEOs	837,737	(200,261)	177,825	(99,182)	—	—	716,119
2022	PEO	1,591,858	(12,537,845)	307,494	(5,402,970)	—	—	(16,041,463)
	Average of Non-PEO NEOs	999,347	(3,393,486)	204,083	(1,698,349)	—	—	(3,888,405)
2021	PEO	7,266,661	11,274,035	952,986	2,185,274	—	—	21,678,956
	Average of Non-PEO NEOs	3,001,312	3,410,557	679,442	1,235,303	—	—	8,326,614

Measure:: 1
Pay vs Performance Disclosure
Name	PPNR
Non-GAAP Measure Description
5)
The dollar amounts reported represent the amount of “GAAP Net Income (Loss)” or “PPNR,” as applicable, reported in the Company’s financial reports on Form 10-K. PPNR is a non-GAAP financial measure. See Exhibit A of this Proxy Statement for more information on our use of non-GAAP financial measures and a reconciliation of PPNR to the nearest GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	GAAP Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,690,865)	(7,160,499)	(3,430,801)	(3,472,723)	(5,805,143)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,733,646	17,225,081	1,580,851	(16,041,463)	21,678,956
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,367,556	13,503,794	3,010,664	1,591,858	7,266,661
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,312,950	2,973,980	(1,846,188)	(12,537,845)	11,274,035
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,684	500,781	307,697	307,494	952,986
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(292,544)	246,526	108,678	(5,402,970)	2,185,274
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,480,569)	(1,407,557)	(1,180,779)	(2,043,476)	(2,179,648)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,745,331	2,602,148	716,119	(3,888,405)	8,326,614
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,400,752	1,607,799	837,737	999,347	3,001,312
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	340,788	584,190	(200,261)	(3,393,486)	3,410,557
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	172,075	283,443	177,825	204,083	679,442
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(168,284)	126,716	(99,182)	(1,698,349)	1,235,303
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0